UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21898

                    OLD MUTUAL EMERGING MANAGERS FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.



Old Mutual Emerging Managers Fund, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2008

                    Old Mutual Emerging Managers Fund, L.L.C.
                                Table of Contents

Financial Statements (unaudited):

Statement of Assets and Liabilities .......................................    1
Statement of Operations ...................................................    2
Statements of Changes in Members' Capital .................................    3
Statement of Cash Flows ...................................................    4
Financial Highlights ......................................................    5
Notes to Financial Statements .............................................    6
Investment Management Agreement Approval ..................................   14

For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission's website at http://www.sec.gov.

                    Old Mutual Emerging Managers Fund, L.L.C.
                 Statement of Assets and Liabilities (unaudited)
                               September 30, 2008

ASSETS
Investments in Old Mutual Emerging Managers Master Fund, L.L.C.   $11,578,600
Receivable due from Adviser                                           987,544
Other assets                                                              905
                                                                  -----------
   TOTAL ASSETS                                                    12,567,049
                                                                  -----------

LIABILITIES
Management fee payable                                                137,360
Administration fees payable                                            78,654
Professional fees payable                                              37,098
Member Services fee payable                                            28,159
Filing fees payable                                                    18,655
Payable to Adviser                                                     17,613
Board of Managers' fees payable                                         1,875
Redemptions payable                                                       905
Other accrued expenses                                                    875
                                                                  -----------
   TOTAL LIABILITIES                                                  321,194
                                                                  -----------

   NET ASSETS                                                     $12,245,855
                                                                  ===========
MEMBERS' CAPITAL

Net capital                                                       $11,104,213
Accumulated net investment loss                                      (518,816)
Accumulated net realized gain allocated from Master Fund              946,428
Net unrealized appreciation on investments allocated from
   Master Fund                                                        714,030
                                                                  -----------
   MEMBERS' CAPITAL                                               $12,245,855
                                                                  ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Old Mutual Emerging Managers Fund, L.L.C.
                       Statement of Operations (unaudited)
                For the six-month period ended September 30, 2008

INVESTMENT INCOME ALLOCATED FROM OLD MUTUAL EMERGING MANAGERS
 MASTER FUND, L.L.C.:
   Interest                                                       $  33,399
   Other income                                                      29,946
                                                                  ---------
      Total investment income                                        63,345

EXPENSES ALLOCATED FROM OLD MUTUAL EMERGING MANAGERS
 MASTER FUND, L.L.C.:
   Professional fees                                                 22,797
   Insurance fees                                                     6,480
   Filing fees                                                        4,390
   Board of Managers' fees                                            3,213
   Administration fee                                                 2,328
   Custody fee                                                          643
   Other expenses                                                    17,479
                                                                  ---------
      Total Expenses allocated from Old Mutual Emerging
         Managers Master Fund, L.L.C.:                               57,330
                                                                  ---------
FUND EXPENSES:
   Management fee                                                    88,635
   Administration fee                                                64,020
   Member Services fee                                               55,057
   Professional fees                                                 42,712
   Filing fees                                                       39,515
   Registration fees                                                 31,638
   Board of Managers' fees                                            3,750
   Custody fee                                                          750
   Other expenses                                                    14,887
                                                                  ---------
      Total Fund Expenses                                           340,964
   Total expenses before reimbursement                              398,294
                                                                  ---------
   Fund expenses reimbursed                                        (174,776)
                                                                  ---------
      Net Expenses                                                  223,518
                                                                  ---------
NET INVESTMENT LOSS                                                (160,173)
                                                                  ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER FUND
Net realized gain on investments allocated from Master Fund         230,387
Net change in unrealized depreciation on on investments
 allocated from Master Fund                                        (676,058)
                                                                  ---------
NET REALIZED AND UNREALIZED LOSS                                   (445,671)
                                                                  ---------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT
 ACTIVITIES                                                       $(605,844)
                                                                  =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Old Mutual Emerging Managers Fund, L.L.C.
                    Statements of Changes in Members' Capital

                                                           For the six-month
                                                             period ended       For the year
                                                          September 30, 2008        ended
                                                              (unaudited)      March 31, 2008
                                                          ------------------   --------------
FROM INVESTMENT ACTIVITIES:
   Net investment loss**                                     $  (160,173)       $  (279,411)
   Net realized gain on investments
      allocated from Master Fund                                 230,387            716,041
   Net change in unrealized appreciation (depreciation)
      on investments allocated from Master Fund                 (676,058)           966,736
                                                             -----------        -----------

        Net increase (decrease) in Members' Capital
         derived from investment activities                     (605,844)         1,403,366
                                                             -----------        -----------

MEMBERS' CAPITAL TRANSACTIONS :
   Proceeds from Sales of Interests                            2,636,663            198,500
   Redemptions of Interests                                      (30,171)          (117,933)
                                                             -----------        -----------
         Total Members' Capital Transactions                   2,606,492             80,567
                                                             -----------        -----------

NET INCREASE IN MEMBERS' CAPITAL:                              2,000,648          1,483,933
Members' Capital at Beginning of Period                       10,245,207          8,761,274
                                                             -----------        -----------
Members' Capital at End of Period                            $12,245,855        $10,245,207
                                                             ===========        ===========


ACCUMULATED NET INVESTMENT LOSS                              $  (518,816)       $  (358,643)
                                                             ===========        ===========

*    Commencement of operations.

**   Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Old Mutual Emerging Managers Fund, L.L.C.
                       Statement of Cash Flows (unaudited)
                   For the six-month ended September 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities       $  (605,844)
Adjustments to reconcile net increase in Members' Capital derived from investment activities to net cash used in operating activities:
   Purchases of investment in Old Mutual
      Emerging Managers Master Fund, L.L.C                                 (2,644,276)
   Proceeds from sales of investment in Old Mutual
      Emerging Managers Master Fund, L.L.C                                    247,941
   Net realized gain on investments allocated from Master Fund               (230,387)
   Net change in unrealized appreciation on
      investments allocated from Master Fund                                  676,058
   Net investment loss allocated from Master Fund                              23,931
   Decrease in receivable due from Adviser                                   (173,664)
   Increase in other assets                                                     6,708
   Increase in payable due to Adviser                                          17,613
   Increase in management fee payable                                          88,635
   Decrease in administration fees payable                                     (5,202)
   Decrease in professional fees payable                                      (14,094)
   Decrease in Board of Managers' fees payable                                 (1,875)
   Increase in Member Services fee payable                                      5,814
   Increase in filing fees payable                                              5,033
   Decrease in other accrued expenses                                            (250)
                                                                          -----------
Net cash used in operating activities                                      (2,603,859)
                                                                          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                            2,634,030
Redemptions of Interests                                                      (30,171)
                                                                          -----------
Net cash provided by financing activities                                   2,603,859
                                                                          -----------

NET CHANGE IN CASH AND CASH EQUIVALENTS                                            --
Cash and cash equivalents, beginning of period                                     --
                                                                          -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                  $        --
                                                                          ===========
Supplemental schedule of non-cash financing activities:
REDEMPTIONS PAYABLE                                                       $       905
                                                                          ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   Old Mutual Emerging Managers Fund, L.L.C.
                              Financial Highlights

                                           For the six-month     For the year    December 1, 2006*
                                              period ended          ended                to
                                           September 30, 2008   March 31, 2008     March 31, 2007
                                           ------------------   --------------   -----------------
Total Return                                     (4.72)%             15.80%           4.18%(1)

Net assets, end of period (000's)              $12,246             $10,245          $8,761

Ratio to average net assets:
   Expenses, before waivers and
      reimbursements (2)                          6.46%(3)            9.80%          11.06%(3)
   Expenses, net of waivers and
      reimbursements (2)                          3.15%(3)            3.15%           3.06%(3)
   Net investment loss, before waivers
      and reimbursements                         (5.91)%(3)          (9.57)%        (10.79)%(3)
   Net investment income, net of waivers
      and reimbursements                         (2.60)%(3)          (2.91)%         (2.79)%(3)

Portfolio turnover rate(5)                       20.50%(4)           14.48%           0.00%(4)

*    Commencement of operations.

(1)  Total return is for the period indicated and has not been annualized.

(2) Expenses of Portfolio Funds from the Master Fund are not included in the expense ratio.

(3)  Annualized.

(4)  Not annualized.

(5) Represents portfolio turnover rate of Old Mutual Emerging Managers Master Fund, L.L.C.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Old Mutual Emerging Managers Fund, L.L.C.
                          Notes to Financial Statements
                         September 30, 2008 (unaudited)

1. ORGANIZATION

Old Mutual Emerging Managers Fund, L.L.C. (the "Fund") (formerly Old Mutual 2100 Emerging Managers Fund, L.L.C.) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, closed-end, management investment company, which was formed on April 25, 2006 and commenced operations on December 1, 2006.

Investors who purchase limited liability company interests in the Fund ("Interests") and are admitted to the Fund by its Board of Managers (the "Board"), become members of the Fund ("Members").

The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and Interests are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act and has registered the offering of its Interests under the Securities Act of 1933, as amended (the "1933 Act").

The Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. In pursuing its investment objective, the Fund invests substantially all of its assets in Old Mutual Emerging Managers Master Fund, L.L.C. (the "Master Fund") (formerly Old Mutual 2100 Emerging Managers Master Fund, L.L.C.), a Delaware limited liability company, which, like the Fund, is registered under the 1940 Act. The Master Fund, in turn, invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Master Fund invests primarily in Portfolio Funds managed by Portfolio Managers that are deemed by the Adviser (as defined in Note 3.A.) to be "emerging managers". A Portfolio Manager is deemed to be an "emerging manager" under circumstances where, at the time of the investment: (i) the Portfolio Manager has been in operation for three years or less; (ii) the Portfolio Fund has been in operation for three years or less and the Portfolio Manager does not have a greater than three year track record in employing the investment program of the Portfolio Fund; or (iii) the Portfolio Manager's assets under management is under $400 million. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. The form of investment structure is commonly known as a "master/feeder fund" arrangement.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

                    Old Mutual Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Board. The net asset value of the Fund is primarily based on the net asset value of its interest in the Master Fund. The net asset value of the Master Fund is primarily based on the fair value of each of its interests in Portfolio Funds. The valuation of Portfolio Funds held by the Master Fund is discussed in the notes to the Master Fund's financial statements. The audited financial statements of the Master Fund are attached, including the schedule of investments, and are an integral part of these financial statements. The percentage of the Master Fund owned by the Fund at September 30, 2008 was 86.0%.

The Fund records its proportionate share of the Master Fund's investment income, expenses, realized and unrealized gains and losses.

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

                    Old Mutual Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at September 30, 2008:

                                   Level 1   Level 2     Level 3        Total
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $11,578,600   $11,578,600
                                     ---       ---     -----------   -----------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 Change in
  Beginning                     unrealized                     Net transfers in
Balance as of     Realized     appreciation/   Net purchase/     and/or out of    Ending Balance
   3/31/08      gain/(loss)   (depreciation)       sales            Level 3        as of 9/30/08
-------------   -----------   --------------   -------------   ----------------   --------------
  $9,651,867      $236,402      $(676,058)       $2,366,389           $--           $11,578,600
  ----------      --------      ---------        ----------           ---           -----------

C. Income Taxes

Counsel to the Fund rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund adopted FIN 48 effective April 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

                    Old Mutual Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Cash and cash equivalents

The Fund maintains a bank account in Pennsylvania. The Federal insurance on this account insures cash balances up to $100,000.

F. Income and Expense Recognition

The Fund will record its proportionate share of the Master Fund's investment income, expenses, realized and unrealized gains and losses.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

A. Related Parties

Larch Lane Advisors LLC (the "Adviser") (formerly, 2100 Larch Lane LLC), a Delaware limited liability company, serves as the investment adviser of the Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). LLA Holdings, LLC, the special member of the Adviser, owns the majority of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. OMUSH is also a member of the Fund and the Master Fund. OMUSH did not purchase or sell any Interests during the six-month period ended September 30, 2008 and owns $229,890, which is 1.9% of the of Interests as of September 30, 2008. The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund. The accompanying Statement of Assets and Liabilities includes an advisory fee payable of $17,613.

In consideration for the services provided by the Adviser, the Fund pays the Adviser a monthly management fee, payable in arrears within 30 business days after the end of the month, at an annualized rate of 1.45% of the Fund's net assets as of the end of each month, after adjustment for any purchases and repurchases of Interests during the month.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with Old Mutual Investment Partners (the "Distributor"), an indirect, wholly-owned subsidiary of OMUSH to act as the distributor for the sale of Interests and facilitate and assist in (or arrange for) the provision by broker-dealers ("Selected Dealers") of investor services ("Member Services") to Members that are customers of Selected Dealers. Member Services refer principally to handling Member inquiries regarding the Fund or their investments in the Fund.

                    Old Mutual Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Distributor is entitled to charge a sales load to each investor on the purchase price of its Interests of up to 2%. The specific amount of the sales load paid with respect to a Member is generally dependent on the size of the investment in the Fund. The sales load will be charged as a percentage of an investor's investment amount. The sales load will not constitute an investment made by the investor in the Fund.

The sales load may be adjusted or waived at the sole discretion of the applicable selected dealer in consultation with the Fund, and is expected to be waived for the Adviser and its affiliates, including the directors, partners, principals, officers and employees of each of these entities, and employees of the Selected Dealers and certain of their affiliates. The amount of sales load charged by the distributor for the year ended September 30, 2008, was $17,037.

In addition, as compensation for the sale and marketing of Interests, as well as providing Member Services, the Fund pays the Distributor a monthly fee at an annual rate of 0.90% of the net assets of the Fund (the "Marketing and Member Servicing Fee"). This fee is calculated as of the end of the month, after adjustment for any purchases and repurchases of Interests during the month. The fee is due and payable in arrears within 30 business days after the end of such month.

The Fund and the Master Fund have entered into a Master/Feeder Agreement dated October 13, 2006. Pursuant to the agreement, the Fund and the Master Fund will each have the same investment objective and substantially the same investment policies. The Fund will pursue its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

B. Other

Pursuant to an administrative services agreement, SEI Investments Global Funds Services (the "Administrator"), provides various administrative services to the Fund and the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Interests; reviewing and, subject to approval by the Fund, accepting subscriptions for Interests and accepting payment therefore; performing all acts related to the repurchase of Interests; and performing all other clerical services necessary in connection with the administration of the Fund.

In consideration for the services provided by the Administrator, the Fund pays the Administrator an annual fee, calculated and assessed monthly in arrears based on the aggregate net assets of the Fund as of the prior month end as follows: 0.13% on the first $100 million in aggregate net assets, 0.11% on the next $200 million in net assets, 0.09% on the next $200 million in net assets, and 0.07% on aggregate net assets in excess of $500 million, subject to increase annually in the minimum annual fee. This fee is allocated among the Fund and Old Mutual Emerging Managers Institutional Fund, L.L.C. on a pro rata basis among the funds based on the net assets of each fund.

                    Old Mutual Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

SEI Private Trust Company (the "Custodian") serves as the custodian for the assets of the Fund. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0025% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

The Custodian also serves as the escrow agent with respect to monies received from prospective investors in advance of dates when Interests may be purchased and monies may be transmitted to the Fund. In consideration for the services provided by the Custodian as escrow agent to the Fund, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0025% of the Fund's net assets, subject to a minimum annual fee of $1,500, which is included in other expenses. The agreement will remain in effect unless terminated by the Fund or the Custodian.

The Fund is managed by the Board and each member of the Board who is not an "interested manager" of the Fund, as defined by the 1940 Act (the "Independent Managers"), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

4. FUND EXPENSES

In addition to fees paid under the Investment Management Agreement, Distribution Agreement, Administrative Services Agreement and Custodian Agreement, the Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund's operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid director or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Fund and the Master Fund; entity-level taxes, audit and tax preparation fees and expenses; administrative expenses and fees of the Master Fund; custody expenses of the Fund and the Master Fund; escrow expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund and the Master Fund; fees and travel-related expenses of the Board of the Fund and the Master Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's and Master Fund's transactions among the sub-adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Master Fund, as an investor in the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

                    Old Mutual Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

4. FUND EXPENSES (CONCLUDED)

Expenses of the Fund are paid by the Master Fund, with a corresponding charge to the Fund's capital account.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement dated October 13, 2006 (the "Expense Limitation Agreement") under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund's fees and expenses borne by the Fund), to the extent that they exceed 3.15% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in the excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of March 31, 2008, the amount of the carryforward is $1,110,787 of which includes $471,818 and $638,969 from the fiscal year ended March 31, 2007 and 2008, respectively. None of the fees charged to the Fund by the Portfolio Funds will be subject to the Expense Limitation Agreement. In addition the Adviser has also paid various expenses for the Fund for which the Fund has a non-interest bearing payable which is due upon demand, and is offset against the receivable.

5. INITIAL OFFERING COSTS AND ORGANIZATION EXPENSES

The Fund incurred initial offering costs totaling approximately $81,175 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs were amortized over the initial twelve-month period which expired on October 31, 2007.

6. BORROWINGS

The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and the Master Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the six-month period ended September 30, 2008

7. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) are credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage is determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any contributions to the capital

                    Old Mutual Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (concluded)

7. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

of the Fund is made; (iv) any day as of which the Fund repurchases the Interest (or portion thereof) of any Member; or (v) any day as of which any amount is credit to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

8. SUBSCRIPTIONS AND REDEMPTIONS OF INTERESTS

Generally, the minimum initial investment in the Fund from each investor is $250,000 and the minimum additional investment in the Fund is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

The Fund expects to offer Interests once a month, generally as of the first business day of each month or more or less frequently in the sole discretion of the Board.

Generally, Interests are not redeemable and a Member has no right to require the Fund to redeem its Interest. The Fund will from time to time make offers to repurchase Interests from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests or portions thereof from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members four times each year, as of the last day of each calendar quarter.

The Board will also consider the following factors, among others, in making a determination as to whether to make an offer to repurchase Interests from
Members: (i) whether any Members have requested the Fund to repurchase their Interests or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Interests; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

9. TENDER OFFER

On March 31, 2008, the Fund offered to repurchase up to $1,000,000 of interests from Members at a price equal to the net asset value as of June 30, 2008.

10. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                    INVESTMENT MANAGEMENT AGREEMENT APPROVAL

The investment management agreement between Old Mutual Emerging Managers Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Larch Lane Advisors LLC, a Delaware limited liability company (the "Adviser") (the "Investment Management Agreement"), may be continued in effect from year to year subject to approval by: (i) the Fund's Board of Managers (the "Board"); or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund, provided that, in either event, the continuance must also be approved by a majority of the managers (the "Managers") who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The Adviser also serves as the investment adviser of Old Mutual Emerging Managers Master Fund, L.L.C. (the "Master Fund" and together with the Fund, the "Funds"), into which the Fund invests substantially all of its assets.

At a meeting of the Board held on September 15, 2008, all of the Managers, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year. In considering whether to renew the Investment Management Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Funds by the Adviser and the fees paid by the Fund to the Adviser; (ii) information concerning the individuals responsible for the day-to-day management of the Funds' assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to both the Fund and the Master Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Funds, the Board discussed, in detail, with representatives of the Adviser the management of the Funds' investments in accordance with the Funds' stated investment objective and policies and the types of transactions that are entered into on behalf of the Funds. The Board noted that, in addition to the investment advisory services provided to the Fund under the Investment Management Agreement, the Adviser also provides certain administrative and other services necessary for the operation of the Fund (including legal and compliance services relating to the provision of investment services). Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Investment Management Agreement and that these services were of reasonably high quality.

(b) INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board considered the investment performance of the Funds, and compared the performance of the Funds to that of the S&P 500 Index and the HFRI Fund of Funds Index covering periods since the Funds' inception through July 31, 2008. The Board found the Funds' overall returns to be satisfactory.

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUNDS. The Managers also considered the cost of the services provided by the Adviser. Under the Investment Management Agreement, the Fund pays the Adviser a fee at the annual rate of 1.45% of the Fund's average net assets. The Board considered that under the Master Fund's Investment Management Agreement with the Adviser, the Master Fund would not pay any investment management fee to the Adviser so long as the Adviser serves as the investment adviser to a fund that invests substantially all of its assets in the Master Fund. The Board also considered that the Fund also bears the advisory fees

              INVESTMENT MANAGEMENT AGREEMENT APPROVAL (CONCLUDED)

charged by the Portfolio Funds. The Board noted that an expense cap is in place for the Fund and the impact of the cap on the Adviser. The Managers reviewed information comparing the advisory fee rate and total expense ratio of the Fund to those of comparable registered funds.

The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Board observed the Adviser's lack of profitability from its relationship with the Funds. The Managers considered the fact that the Adviser was absorbing a significant portion of the Funds' expenses as a result of the Fund's expense cap.

The Managers compared both the services rendered and the fees paid under the Investment Management Agreement to other contracts of the Adviser and to contracts of other advisers with respect to various similar closed-end registered investment companies. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other publicly offered closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's advisory fee rate compared favorably to those of other similar registered funds.

(d) The EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded, however, that the Fund had not begun to reach an appropriate size to support fee reductions based on economies of scale realized by the Adviser in providing services to the Funds.

     CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund's level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the September 15, 2008 meeting, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year.

Old Mutual Emerging Managers Master Fund, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2008

                Old Mutual Emerging Managers Master Fund, L.L.C.
                                Table of Contents

Financial Statements (unaudited):

Schedule of Investments ...................................................    1
Statement of Assets and Liabilities .......................................    3
Statement of Operations ...................................................    4
Statements of Changes in Members' Capital .................................    5
Statement of Cash Flows ...................................................    6
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    8
Investment Management Agreement Approval ..................................   21

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission's website at http://www.sec.gov.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                       Schedule of Investments (unaudited)
                               September 30, 2008

INVESTMENT STRATEGIES AS A PERCENTAGE OF TOTAL INVESTMENTS

                                   (PIE CHART)

Capital Structure Arbitrage -    7.3%
Commodity Trading Advisor   -   15.2%
Equity Long Bias            -    2.9%
Equity Market Neutral       -    7.2%
Equity Variable Bias        -   42.8%
Event Driven                -   16.8%
Global Market               -    7.8%

                                                                           %* OF
                                                                         MEMBERS'
PORTFOLIO FUND                                    COST         VALUE      CAPITAL   LIQUIDITY**
--------------                                 ----------   ----------   --------   -----------
CAPITAL STRUCTURE ARBITRAGE:
Expo Health Sciences Fund, L.P.                $  750,000   $  785,539     5.84%    Quarterly
                                               ----------   ----------    -----
   TOTAL CAPITAL STRUCTURE ARBITRAGE              750,000      785,539     5.84%
                                               ----------   ----------    -----

COMMODITY TRADING ADVISOR:
Renaissance Institutional Futures Fund, LLC       600,588      597,159     4.44%    Monthly
Sumatra Futures Fund, L.P.                        835,714    1,036,952     7.70%    Quarterly
                                               ----------   ----------    -----
   TOTAL COMMODITY TRADING ADVISOR              1,436,302    1,634,111    12.14%
                                               ----------   ----------    -----

EQUITY LONG BIAS:
Renaissance Institutional Equities Fund, LLC      340,712      308,400     2.29%    Monthly
                                               ----------   ----------    -----
   TOTAL EQUITY LONG BIAS                         340,712      308,400     2.29%
                                               ----------   ----------    -----

EQUITY MARKET NEUTRAL:
Marshall Wace Market Neutral TOPS Fund, L.P.      900,000      769,299     5.72%    Monthly
                                               ----------   ----------    -----
   TOTAL EQUITY MARKET NEUTRAL                    900,000      769,299     5.72%
                                               ----------   ----------    -----

                Old Mutual Emerging Managers Master Fund, L.L.C.
                 Schedule of Investments (unaudited) (concluded)
                               September 30, 2008

                                                                            %* OF
                                                                          MEMBERS'
PORTFOLIO FUND                                    COST         VALUE       CAPITAL   LIQUIDITY**
--------------                                 ----------   -----------   --------   -----------
EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.               $  685,714   $   815,443     6.06%    Monthly
Cedar Hill Capital Partners Onshore, L.P.         293,143     1,293,874     9.61%    Quarterly
Longbow Infrastructure, L.P.                    1,150,000     1,017,462     7.56%    Quarterly
JAT Capital Domestic Fund, L.P.                   750,000       651,526     4.84%    Quarterly
Rosen Real Estate Securities Value
   Fund II, L.P.                                  685,714       807,923     6.00%    Quarterly
                                               ----------   -----------    -----
   TOTAL EQUITY VARIABLE BIAS                   3,564,571     4,586,228    34.07%
                                               ----------   -----------    -----

EVENT DRIVEN:
GoldenTree Partners, L.P.                       1,185,714     1,130,119     8.39%    Quarterly
Pentwater Event Fund, LLC                         750,000       664,848     4.94%    Annually
                                               ----------   -----------    -----
   TOTAL EVENT DRIVEN                           1,935,714     1,794,967    13.33%
                                               ----------   -----------    -----

GLOBAL MARKET
COMAC Global Macro Fund, L.P.                     850,000       838,360     6.23%    Monthly
                                               ----------   -----------    -----
   TOTAL GLOBAL MARKET                            850,000       838,360     6.23%
                                               ----------   -----------    -----
   TOTAL PORTFOLIO FUNDS                       $9,777,299   $10,716,904    79.62%
                                               ==========   ===========    =====

*    Percentages are based on Members' Capital at end of period of $13,459,415.

** Liquidity terms shown apply after lock-up provisions. Please see Note 10.L of the Notes to the Financial Statements.

The aggregate cost of investments for tax purposes was $9,777,299. Net unrealized appreciation on investments for tax purposes was $939,605 consisting of $1,489,446 of gross unrealized appreciation and ($549,841) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 79.62% of Members' Capital, have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                 Statement of Assets and Liabilities (unaudited)
                               September 30, 2008

ASSETS
Investments in Portfolio Funds, at fair value (cost $9,777,299)    $10,716,904
Cash and cash equivalents                                            2,097,398
Receivable for Investments sold                                        832,055
Due from Old Mutual Emerging Managers Institutional Fund, L.L.C.        91,559
Prepaid insurance fees                                                  10,577
Interest receivable                                                      4,523
                                                                   -----------
   TOTAL ASSETS                                                     13,753,016
                                                                   -----------

LIABILITIES
Payable to Adviser                                                     216,955
Professional fees payable                                               65,275
Administration fees payable                                              2,917
Board of Managers' fees payable                                          1,875
Redemption payable                                                         905
Other accrued expenses                                                   5,674
                                                                   -----------
   TOTAL LIABILITIES                                                   293,601
                                                                   -----------

   NET ASSETS                                                      $13,459,415
                                                                   ===========

MEMBERS' CAPITAL
Net capital                                                        $11,896,729
Accumulated net investment loss                                       (410,462)
Accumulated net realized gain on Portfolio Funds                     1,033,543
Net unrealized appreciation on investments in Portfolio Funds          939,605
                                                                   -----------
   MEMBERS' CAPITAL                                                $13,459,415
                                                                   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                       Statement of Operations (unaudited)
                For the six-month period ended September 30, 2008

INVESTMENT INCOME:
   Interest                                                        $  39,043
   Other income                                                        8,549
                                                                   ---------
      Total investment income                                         47,592

EXPENSES:
   Due diligence fees                                                 17,346
   Insurance fees                                                      7,555
   Filing fee                                                          5,123
   Board of Managers' fees                                             3,750
   Administration fee                                                  2,717
   Custody fee                                                           750
   Other expenses                                                      3,110
                                                                   ---------
      Total expenses                                                  40,351
                                                                   ---------
NET INVESTMENT INCOME                                                  7,241
                                                                   ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS IN
   PORTFOLIO FUNDS
Net Realized Gain on Investments in Portfolio Funds                  181,861
Net Change in Unrealized Depreciation on Investments in
   Portfolio Funds                                                  (699,008)
                                                                   ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN PORTFOLIO
   FUNDS                                                            (517,147)
                                                                   ---------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT
   ACTIVITIES                                                      $(509,906)
                                                                   =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Statements of Changes in Members' Capital

                                                           For the six-month
                                                             period ended       For the year
                                                          September 30, 2008        ended
                                                              (unaudited)      March 31, 2008
                                                          ------------------   --------------
FROM INVESTMENT ACTIVITIES:
   Net investment gain (loss)*                                $     7,241        $  (317,414)
   Net realized gain on investments in Portfolio Funds            181,861            851,682
   Net change in unrealized appreciation (depreciation)
      on investments in Portfolio Funds                          (699,008)         1,138,058
                                                              -----------        -----------
         Net increase (decrease) in Members' Capital
            derived from investment activities                   (509,906)         1,672,326
                                                              -----------        -----------
MEMBERS' CAPITAL TRANSACTIONS:
   Proceeds from Sales of Interests                             2,644,276            346,189
   Redemptions of Interests                                      (291,312)          (504,594)
                                                              -----------        -----------
      Total Members' Capital Transactions                       2,352,964           (158,405)
                                                              -----------        -----------

NET INCREASE IN MEMBERS' CAPITAL:                               1,843,058          1,513,921
Members' Capital at Beginning of Period                        11,616,357         10,102,436
                                                              -----------        -----------
Members' Capital at End of Period                             $13,459,415        $11,616,357
                                                              ===========        ===========

ACCUMULATED NET INVESTMENT LOSS                               $  (410,462)       $  (417,703)
                                                              ===========        ===========

*    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                       Statement of Cash Flows (unaudited)
                For the six-month period ended September 30, 2008

CASH FLOWS USED IN OPERATING ACTIVITIES
Net decrease in Members' Capital derived from investment activities           $  (509,906)
Adjustments to reconcile net decrease in Members' Capital derived from investment activities to net cash provided by operating activities:
   Purchases of Portfolio Funds                                                (4,900,000)
   Sales of Portfolio Funds                                                     2,032,098
   Net realized gain on investments in Portfolio Funds                           (181,861)
   Net change in unrealized depreciation on investments in Portfolio Funds        699,008
   Decrease in due from Old Mutual Emerging Managers Institutional Fund,
      L.L.C.                                                                        6,425
   Decrease in interest receivable                                                  1,225
   Decrease in receivable for investments sold                                    631,236
   Increase in prepaid insurance fees                                             (10,577)
   Increase in payable to Adviser                                                  35,344
   Decrease in professional fees payable                                          (95,933)
   Decrease in administration fee payable                                            (616)
   Decrease in Board of Managers' fees payable                                     (1,875)
   Increase in other accrued expenses                                               4,549
                                                                              -----------
Net cash used in operating activities                                          (2,290,883)
                                                                              -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                2,644,276
Redemption of Interests                                                          (290,407)
                                                                              -----------
Net cash provided by financing activities                                       2,353,869
                                                                              -----------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                          62,986
Cash and cash equivalents, beginning of Period                                  2,034,412
                                                                              -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                      $ 2,097,398
                                                                              ===========

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Redemptions payable                                                           $       905
                                                                              ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                              Financial Highlights

                                     For the six-month
                                       period ended       For the year    December 1, 2006*
                                    September 30, 2008        ended               to
                                        (unaudited)      March 31, 2008     March 31, 2007
                                    ------------------   --------------   -----------------
Total Return                             (3.60)%(1)          16.52%             4.12%(1)
Net assets, end of period (000's)      $13,459             $11,616           $10,102
Ratio to average net assets:
   Expenses (2)                           0.59%(3)            3.12%             3.33%(3)
   Net investment income (loss)           0.11%(3)           (2.87)%           (3.06)%(3)
Portfolio turnover rate                  20.50%(4)           14.48%(4)          0.00%(4)

*    Commencement of operations.

(1)  Total return is for the period indicated and has not been annualized.

(2)  Expenses of Portfolio Funds are not included in the expense ratio.

(3)  Annualized.

(4)  Not annualized.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                          Notes to Financial Statements
                         September 30, 2008 (unaudited)

1. ORGANIZATION

Old Mutual Emerging Managers Master Fund, L.L.C. (the "Fund") (formerly Old Mutual 2100 Emerging Managers Master Fund, L.L.C.) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, closed-end, management investment company, which was formed on April 25, 2006 and commenced operations on December 1, 2006. The Fund is a master fund in a master/feeder structure into which its feeder funds, Old Mutual Emerging Managers Fund, L.L.C. (the "Feeder Fund") (formerly Old Mutual 2100 Emerging Managers Fund, L.L.C.) and Old Mutual Emerging Managers Institutional Fund, L.L.C. (the "Institutional Feeder Fund") (formerly Old Mutual 2100 Emerging Managers Institutional Fund, L.L.C.), (collectively, the "Feeders" or "Members"), invest substantially all of their assets. As of September 30, 2008, the Feeder Fund's investment in the Fund represented 86.0% of Members' Capital, the Institutional Feeder Fund's investment in the Fund represented 1.0% of Members' Capital and an affiliate of the Adviser (as defined in Note 3.A.) had an investment in the Fund which represented 13.0% of Members' Capital.

The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and interests in the Feeders ("Interests") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act.

The Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. The Fund invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund invests primarily in Portfolio Funds managed by Portfolio Managers that are deemed by the Adviser to be "emerging managers". A Portfolio Manager is deemed to be an "emerging manager" under circumstances where, at the time of the investment: (i) the Portfolio Manager has been in operation for three years or less; (ii) the Portfolio Fund has been in operation for three years or less and the Portfolio Manager does not have a greater than three year track record in employing the investment program of the Portfolio Fund; or (iii) the Portfolio Manager's assets under management is under $400 million.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined by or at the discretion of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Fund's Board of Managers (the "Board"). The net asset value of the Fund is primarily based on the fair value of each of its interests in Portfolio Funds. Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund's Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription to or redemption from the Portfolio Fund.

Interest income is recorded on an accrual basis and consists of interest earned on cash balances.

In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at September 30, 2008:

                                   Level 1   Level 2     Level 3        Total
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $10,716,904   $10,716,904
                                     ---       ---     -----------   -----------

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 Change in
  Beginning                     unrealized                     Net transfers in
Balance as of     Realized     appreciation/   Net purchase/     and/or out of    Ending Balance
   3/31/08      gain/(loss)   (depreciation)       sales            Level 3        as of 9/30/08
-------------   -----------   --------------   -------------   ----------------   --------------
  $8,366,149      $181,861       $(699,008)      $2,867,902           $--           $10,716,904
  ----------      --------       ---------       ----------           ---           -----------

C. Income Taxes

Counsel to the Fund rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Accordingly, the Fund adopted FIN 48 effective April 1, 2007. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash and cash equivalents

As of September 30, 2008, cash consists of an investment in a money market fund affiliated with the Administrator (as defined in Note 3). The investment is carried at cost, which approximates market value.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

A. Related Parties

Larch Lane Advisors LLC (the "Adviser") (formerly, 2100 Larch Lane LLC), a Delaware limited liability company, serves as the investment adviser of the Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). LLA Holdings, LLC, the special member of the Adviser, owns a majority of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Mutual plc, a London exchange listed international financial services firm. OMUSH is also a member of the Fund. OMUSH did not purchase or sell any Interests during the six-month period ended September 30, 2008 and owns $1,748,027, which is 13.0% of Interests as of September 30, 2008. The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund. The Adviser has also paid various expenses for the Fund for which the Fund has a non-interest bearing payable which is due upon demand. The accompanying Statement of Assets and Liabilities includes an advisory fee payable of $216,955.

Under the agreement with the Adviser, the Fund does not pay any investment management fee to the Adviser. The fees are paid at the Feeder Fund level. However, under the agreement, in the event the Adviser ceases to serve as the Adviser to each Feeder, the Master Fund would then be subject to a fee that is calculated and payable in accordance with the lowest annual rate that had most recently been charged by the Adviser to a Feeder.

The Fund and the Feeder Fund have entered into a Master/Feeder Agreement dated October 13, 2006 and the Fund and the Institutional Feeder Fund have entered into a Master/Feeder Agreement dated February 8, 2007. Pursuant to the agreements, the Fund and the Feeders will each have the same investment objective and substantially the same investment policies. The Feeders will pursue their investment objectives by investing on an ongoing basis substantially all of their investable assets in the Fund in exchange for limited liability company interests in the Fund. The Master/Feeder Agreements will remain in effect unless terminated by the Fund or the Feeders.

B. Other

Pursuant to an administrative services agreement dated, SEI Investments Global Funds Services (the "Administrator"), provides various administrative services to the Fund and the Feeders, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Interests; reviewing and, subject to approval by the Fund, accepting subscriptions for Interests and accepting payment therefore; performing all acts related to the repurchase of Interests; and performing all other clerical services necessary in connection with the administration of the Fund.

In consideration for the services provided by the Administrator, the Fund pays the Administrator a monthly fee calculated and assessed monthly in arrears at an annualized rate of 0.01% of the Fund's net assets, subject to a minimum annual fee of $5,000.

SEI Private Trust Company (the "Custodian") serves as the custodian for the assets of the Fund. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0075% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

The Fund is managed by the Board of Managers (the "Board") and each member of the Board who is not an "interested manager" of the Fund, as defined by the 1940 Act (the "Independent Managers"), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

4. FUND EXPENSES

The Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys or accountants engaged on behalf of the Fund; entity-level taxes, audit and tax preparation fees and expenses; administrative expenses and fees of the Fund; custody expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund; fees and travel-related expenses of the Board of the Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the sub-Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Fund and do not reflect management fees, advisory fees, brokerage commissions and other fees and expenses incurred by the Portfolio Funds in which the Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

The Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

5. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the six-month period ended September 30, 2008.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

6. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) are credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage is determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any contributions to the capital of the Fund is made; (iv) any day as of which the Fund repurchases the Interest (or portion thereof) of any Member; or (v) any day as of which any amount is credit to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

7. SUBSCRIPTIONS AND REDEMPTIONS OF INTERESTS

The Board may admit one or more Members generally at the beginning of each month; provided, however, that the Fund may, in the discretion of the Board, admit Members more or less frequently.

No Member or other person holding an Interest or portion thereof shall have the right to require the Fund to repurchase that Interest or portion thereof. The Board, in its sole discretion and on such terms and conditions as it may determine, may cause the Fund to repurchase Interests or portions thereof pursuant to written tenders. However, the Fund shall not offer to repurchase Interests on more than four occasions during any one fiscal year; provided that offers made more than semi-annually in any taxable year shall only be accepted if Members give at least 65 days' notice of their acceptance in any tax year, unless it has consulted with counsel to the Fund and determined that more frequent offers would not cause any adverse tax consequences to the Fund or the Members. In determining whether to cause the Fund to repurchase Interests or portions thereof pursuant to written tenders, the Board shall consider, among other things, the recommendation of the Adviser.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing options contracts, and swap contracts. The Fund's risk of loss in the Portfolio Funds is limited to the value of the Fund's Investment.

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

10. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk..

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

10. CONCENTRATION OF RISK (CONTINUED)

unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

10. CONCENTRATION OF RISK (CONTINUED)

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

10. CONCENTRATION OF RISK (CONCLUDED)

L. Liquidity

The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from one year to two years from the initial investment. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions expire.

Certain Portfolio Funds may restrict the ability of investors to redeem their interests in the fund, whether temporarily or during a liquidation of the Portfolio Fund, and may seek to amend their liquidity provisions and impose additional restrictions on investor liquidity. Certain Portfolio Funds may permit withdrawals on a date other than as provided under standard liquidity terms subject to the payment of certain additional fees or charges.

M. Credit Risk
The Fund will be exposed to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement on default.

N. Interest Rate Risk
A number of the underlying funds that the Fund invests in may be interest rate sensitive, which means that their value and consequently, the New Asset Value of the Fund, may fluctuate as interest rates fluctuate.

11. INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2008, the Fund made investments in Portfolio Funds in the amount of $4,900,000 and redeemed investments in Portfolio Funds in the amount of $2,032,098.

12. INVESTMENTS

As of September 30, 2008, the Fund had investments in thirteen Portfolio Funds, none of which are related parties.

The Fund limits its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets, or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

12. INVESTMENTS (CONTINUED)

Portfolio Funds' Investment Strategies:

CAPITAL STRUCTURE ARBITRAGE
Capital Structure Arbitrage managers will typically buy "long" and sell "short" different classes of securities of the same issuer in anticipation of profiting from the relative mispricing between them. Convertible-bond arbitrage and equity-warrant arbitrage are forms of balance-sheet arbitrage.

COMMODITY TRADING ADVISOR
Commodity Trading Advisor managers will typically have portfolio funds employing this particular strategy purchase and sell local or foreign currency, commodity futures and options or such futures contracts based on supply and demand factors affecting price within each market. Certain Portfolio funds also use commodity-related equities to implement their strategies.

EQUITY LONG BIAS
Equity Long Bias managers will typically have portfolios of long equities as well as some short positions. Unlike variable bias or market neutral, Equity Long Bias managers are expected to average at least 70% net long (gross long positions minus short positions). Leverage may be employed, though likely at a lower amount than market neutral or variable bias strategies. This strategy will show a high degree of correlation to equity markets, as the majority of their profits will stem from their long positions. Short positions will typically be used to hedge though may also be opportunistic in nature.

EQUITY MARKET NEUTRAL
Equity Market Neutral managers will typically have portfolios of long equities and short equities in equal amounts. While this strategy does offer some flexibility, managers in this strategy are expected to keep their net exposure within +/-20%. Leverage will be employed. Short positions can be hedges or profit centers. While an overall fund can be market neutral, managers may take sector exposure (though many do not). This strategy should show little correlation to equity markets, as returns are driven by stock picking, or in the case of quantitatively driven strategies, factors.

EQUITY VARIABLE BIAS
Equity Variable Bias managers will typically have portfolios of long equities and short equities. As per the strategy name, net exposure is variable, ranging from net long to net short to market neutral. Security selection may either be fundamental or quantitative while net exposure can be either bottom up (security specific) or top down (macro driven). Leverage is also variable, with some managers in this strategy using little or no leverage while others may use substantial leverage; typically, leverage will be lower than found in Equity Market Neutral. Short positions can be hedges or profit centers. While the bulk of the portfolio should consist of equities, indices, ETFS, options and futures may also be used. This strategy's correlation to equity markets will vary, with returns are driven by stock picking as well as net positioning.

                Old Mutual Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (concluded)

12. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

EVENT DRIVEN
Event-Driven managers will typically employ strategies that involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

GLOBAL MARKET
Global Market marketing strategy is used mainly by multinational companies to sell goods or services internationally. Global marketing requires that there be harmonization between the marketing policies for different countries and that the marketing mix for the different countries can be adapted to the local market conditions. Global marketing is sometimes used to refer to overseas expansion efforts through licensing, franchises, and joint ventures.

13. SUBSEQUENT EVENT

A Portfolio Fund constituting 8.40% of Members' capital as of September 30, 2008 has announced that it is imposing a "gate" or a limit on the amount of interests that may be redeemed in a single redemption period.

                    INVESTMENT MANAGEMENT AGREEMENT APPROVAL

The investment management agreement between Old Mutual Emerging Managers Master Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Larch Lane Advisors LLC, a Delaware limited liability company (the "Adviser") (the "Investment Management Agreement"), may be continued in effect from year to year subject to approval by: (i) the Fund's Board of Managers (the "Board"); or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund, provided that, in either event, the continuance must also be approved by a majority of the managers (the "Managers") who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The Fund is a master fund in a master/feeder structure in which its feeder funds (each, a "Feeder" and collectively with the Fund, the "Funds") invest substantially all of their assets in the Fund.

At a meeting of the Board held on September 15, 2008, all of the Managers, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year. In considering whether to renew the Investment Management Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Funds by the Adviser and the fees paid by the Funds to the Adviser; (ii) information concerning the individuals responsible for the day-to-day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Investment Management Agreement, the Adviser also provides certain administrative and other services necessary for the operation of the Fund (including legal and compliance services relating to the provision of investment services). Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Investment Management Agreement and that these services were of reasonably high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Index covering periods since the Fund's inception through July 31, 2008. The Board found the Fund's overall returns to be satisfactory.

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUNDS. The Managers also considered the cost of the services provided by the Adviser. Under the Investment Management Agreement, the Fund does not pay any investment management fee to the Adviser so long as the Adviser serves as the investment adviser to a Feeder. The Board noted that in the event the Adviser ceases to serve as the Adviser to the Feeders, the Fund will be charged the lowest annual rate that had most recently been charged by the Adviser to a Feeder. The Board considered that, under the Feeders' Investment Management Agreements with the Adviser, the Feeders each pay the Adviser a fee at the annual rate of 1.45% of the Feeder's average net assets. The Board also considered that the Fund also

              INVESTMENT MANAGEMENT AGREEMENT APPROVAL (CONCLUDED)

bears the advisory fees charged by the Portfolio Funds. The Board noted that an expense cap is in place for each of the Feeders and the impact of the cap on the Adviser. The Managers reviewed information comparing the advisory fee rate and total expense ratio of the Feeders to those of comparable registered funds.

The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Board observed the Adviser's lack of profitability from its relationship with the Funds. The Managers considered the fact that the Adviser was absorbing a significant portion of the Funds' expenses as a result of the Feeders' expense caps.

The Managers compared both the services rendered and the fees paid under the Investment Management Agreement to other contracts of the Adviser and to contracts of other advisers with respect to various similar closed-end registered investment companies. In particular, the Board evaluated the Funds' contractual fee rate for advisory services as compared to the contractual fee rate of other publicly offered closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Feeders' (and, thus, the Fund's) advisory fee rates compared favorably to those of other similar registered funds.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded, however, that the Fund had not begun to reach an appropriate size to support fee reductions based on economies of scale realized by the Adviser in providing services to the Funds.

     CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund's (and, thus, each Feeder's) level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the September 15, 2008 meeting, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year.

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b), filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                           Old Mutual Emerging Managers Fund, L.L.C.


By (Signature and Title)*              /s/ Matthew Appelstein
                                       -----------------------------------
                                       Matthew Appelstein
                                       President & Chief Executive Officer
Date: December 10, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Matthew Appelstein
                                       -----------------------------------
                                       Matthew Appelstein
                                       President & Chief Executive Officer
Date: December 10, 2008


By (Signature and Title)*              /s/ Ross Weissman
                                       -----------------------------------
                                       Ross Weissman
                                       Treasurer & Chief Financial Officer
Date: December 10, 2008


* Print the name and title of each signing officer under his or her signature.